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Supplement Dated December 29, 1998
(To Prospectus Dated September 1, 1998)


                           Kobrick Investment Trust

                              Kobrick Growth Fund
                             Kobrick Capital Fund
                         Kobrick Emerging Growth Fund

     As of December 29, 1998, the name of the Trust had been changed to "Kobrick Investment Trust." In addition, the individual Funds will be known as the "Kobrick Growth Fund," the "Kobrick Capital Fund" and the "Kobrick Emerging Growth Fund," respectively.

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